Debt (Details) - Schedule of carrying value convertible notes consisted - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Carrying Value Convertible Notes Consisted [Abstract]
Principal amount	$ 43,100	$ 61,300
Accrued and unpaid interest		17,287
Unamortized debt discount		(676)
Total		$ 77,911